Pension obligations (Tables)	12 Months Ended
Dec. 31, 2020
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Opening defined benefit obligation:	$243,733	$211,512
Current service costs	11,044	9,880
Interest cost	6,569	7,156
Benefits paid from plan	(35,384)	(16,745)
Benefits paid from employer	(1,317)	(934)
Participant contributions	48	64
Effects of movements in exchange rates	2,780	11,660
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	(1,461)	—
Arising from changes in financial assumptions	16,967	29,609
Arising from experience adjustments	(2,625)	(2,258)
Settlement payments from plan assets	—	(6,307)
Loss on settlement	—	96
Closing defined benefit obligation	$240,354	$243,733

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Active members	$211,861	$231,959
Deferred members	2,198	1,555
Retired members	26,295	10,219
Closing defined benefit obligation	$240,354	$243,733

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2020	Dec. 31, 2019
Opening fair value of plan assets:	$202,119		$175,795
Interest income	5,695		6,170
Remeasurement adjustment:
Return on plan assets (excluding amounts included in net interest expense)	15,377		21,460
Contributions from the employer	12,987		11,952
Employer direct benefit payments	1,317		934
Contributions from plan participants	48		64
Benefit payment from employer	(1,317)		(934)
Administrative expenses paid from plan assets	(77)		(82)
Benefits paid	(35,384)		(16,745)
Settlement payments from plan assets	—		(6,307)
Effects of changes in foreign exchange rates	2,721		9,812
Closing fair value of plan assets	$203,486		$202,119

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Present value of funded defined benefit obligation	$220,210	$224,364
Fair value of plan assets	(203,486)	(202,119)
Present value of unfunded defined benefit obligation	20,144	19,369
Net liability arising from defined benefit obligation	$36,868	$41,614

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Pension obligation - current (note 14)	$13,552	$12,015
Pension obligation - non-current	23,316	29,599
Total pension obligation	$36,868	$41,614

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Service costs:
Current service cost	$11,044	$9,880
Loss on settlement	—	96
Total service cost	11,044	9,976
Net interest expense	874	986
Administration cost	77	82
Defined benefit pension expense	$11,995	$11,044

Defined contribution pension expense	$1,791	$1,639

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Return on plan assets (excluding amounts included in net interest expense)	$(15,377)	$(21,460)
Actuarial gains arising from changes in demographic assumptions	(1,461)	—
Actuarial losses arising from changes in financial assumptions	16,967	29,609
Actuarial gains arising from experience adjustments	(2,625)	(2,258)
Defined benefit (gain)/loss related to remeasurement	$(2,496)	$5,891

Total pension cost	$11,290	$18,574

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2020	2019
Defined benefit cost:
Discount rate - benefit obligations	3.08%	3.73%
Discount rate - service cost	3.10%	3.75%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	21.2	21.1
Females	23.9	23.9
Defined benefit obligation:
Discount rate	2.54%	3.08%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.3	21.2
Females	23.7	23.9
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.2	23.0
Females	25.4	25.6
[1] Plus merit and promotional scale based on member's age
[2] CPM2014 Priv with CPM-B projection scale.

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2020	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,766	$—	$—	$4,766
Pooled equity funds	68,926	—	—	68,926
Pooled fixed income funds	—	98,922	—	98,922
Alternative investment funds	—	30,323	—	30,323
Balanced funds	—	549	—	549
	$73,692	$129,794	$—	$203,486

December 31, 2019	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1,588	$—	$—	$1,588
Pooled equity funds	76,680	—	—	76,680
Pooled fixed income funds	—	103,646	—	103,646
Alternative investment funds	—	19,438	—	19,438
Balanced funds	—	767	—	767
	$78,268	$123,851	$—	$202,119